SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BIP
Cash flows from (used in):
Cash flows from (used in) operating activities	$ 2,772	$ 2,530
Cash flows from (used in) financing activities	(995)	2,126
Cash flows from (used in) investing activities	(1,173)	(4,609)
Distributions paid to non-controlling interests in common equity	715	642
BEP
Cash flows from (used in):
Cash flows from (used in) operating activities	734	1,296
Cash flows from (used in) financing activities	2,143	(792)
Cash flows from (used in) investing activities	(2,504)	(426)
Distributions paid to non-controlling interests in common equity	456	323
BBU
Cash flows from (used in):
Cash flows from (used in) operating activities	1,693	4,205
Cash flows from (used in) financing activities	7,063	(1,077)
Cash flows from (used in) investing activities	(8,926)	(2,334)
Distributions paid to non-controlling interests in common equity	13	13
Brookfield Property Partners L.P. [Member]
Cash flows from (used in):
Cash flows from (used in) operating activities	3,924	(439)
Cash flows from (used in) financing activities	7,790	4,330
Cash flows from (used in) investing activities	(10,210)	(3,401)
Distributions paid to non-controlling interests in common equity	$ 120	$ 528